SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
SHORT-TERM INVESTMENTS.
Bank time deposits	¥ 9,938,676		¥ 134,736
Wealth management products	19,463,985		15,553,585
Total	¥ 29,402,661	$ 4,613,919	¥ 15,688,321
Weighted average interest rate of wealth management products	3.48%	3.48%	3.83%	3.51%